UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-08560

GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO International Growth Fund, Inc. First Quarter Report — March 31, 2013
Caesar M.P. Bryan Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. increased 2.6% compared with an increase of 5.2% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (6/30/95)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GIGRX)	2.63%	8.43%	1.73%	10.20%	7.11%
MSCI EAFE Index	5.15	11.27	(0.88)	9.70	4.90
Lipper International Large-Cap Growth Fund Average	3.60	9.79	0.60	9.53	N/A
Lipper International Multi-Cap Growth Fund Average	4.07	9.75	0.77	11.51	6.90
Class A (GAIGX)	2.63	8.50	1.81	10.25	7.21
With sales charge (b)	(3.27)	2.27	0.61	9.59	6.86
Class C (GCIGX)	2.50	7.76	0.98	9.31	6.51
With contingent deferred sales charge (c)	1.50	6.76	0.98	9.31	6.51
Class I (GIIGX)	2.72	8.77	2.01	10.35	7.19

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 2.14%, 2.14%, 2.89%, and 1.89%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)       Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Average and the Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)       Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)       Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 21.3%
10,428	British American Tobacco plc	$559,178
4,500	Danone SA	313,331
14,000	DE Master Blenders 1753 NV†	216,249
30,700	Diageo plc	967,378
6,500	Heineken NV	490,273
18,300	Japan Tobacco Inc.	585,372
3,300	L’Oreal SA	523,558
10,600	Nestlé SA	767,171
4,500	Pernod-Ricard SA	560,871
50,000	Super Group Ltd./Singapore	157,214
5,000	Toyo Suisan Kaisha Ltd.	154,346
8,800	Unicharm Corp.	502,465
8,700	Wesfarmers Ltd.	365,317

	TOTAL CONSUMER STAPLES	6,162,723

	CONSUMER DISCRETIONARY — 19.0%
8,100	Accor SA	281,712
3,500	Christian Dior SA	580,962
14,000	Compagnie Financiere Richemont SA, Cl. A	1,102,244
2,000	Fast Retailing Co. Ltd.	639,574
124,000	Genting Berhad	402,527
10,800	Hennes & Mauritz AB, Cl. B	386,792
4,000	Honda Motor Co. Ltd.	154,042
1,022,000	Media Nusantara Citra Tbk PT	297,954
7,300	Naspers Ltd., Cl. N	454,835
15,000	Rakuten Inc.	153,408
7,000	The Swatch Group AG	711,763
22,200	WPP plc	354,781

	TOTAL CONSUMER DISCRETIONARY	5,520,594

	INDUSTRIALS — 15.3%
8,000	CNH Global NV	330,560
18,000	Experian plc	311,977
3,600	FANUC Corp.	554,294
16,300	Jardine Matheson Holdings Ltd.	1,062,853
21,500	Komatsu Ltd.	514,221
25,000	Mitsui & Co. Ltd.	352,452
11,000	Nabtesco Corp.	225,845
2,500	Siemens AG	269,497
2,900	SMC Corp.	563,144
7,100	The Weir Group plc	244,956

	TOTAL INDUSTRIALS	4,429,799

	MATERIALS — 11.8%
6,850	Agnico-Eagle Mines Ltd.	281,124
13,110	BHP Billiton plc	381,788
13,700	Newcrest Mining Ltd.(a)	287,700
14,925	Rio Tinto plc	702,978
6,000	Shin-Etsu Chemical Co. Ltd.	397,936
1,800	Syngenta AG	753,225

Shares		Market Value
38,300	Xstrata plc	$623,513

	TOTAL MATERIALS	3,428,264

	HEALTH CARE — 11.2%
451,500	Bangkok Chain Hospital PCL, NVDR	182,008
5,000	Bayer AG	516,731
3,600	Cochlear Ltd.	255,742
27,000	Elekta AB, Cl. B	409,563
9,300	Novartis AG	662,829
4,100	Roche Holding AG, Genusschein	955,805
23,400	Smith & Nephew plc	270,654

	TOTAL HEALTH CARE	3,253,332

	FINANCIALS — 9.9%
1,000,000	Bumi Serpong Damai PT	180,651
20,000	Cheung Kong (Holdings) Ltd.	296,285
28,300	Hang Seng Bank Ltd.	454,707
64,600	Hongkong Land Holdings Ltd.	479,967
23,000	Kinnevik Investment AB, Cl. B	558,342
9,200	Schroders plc	295,527
8,000	Standard Chartered plc	207,730
114,700	Swire Properties Ltd.	407,935

	TOTAL FINANCIALS	2,881,144

	ENERGY — 7.6%
17,000	Aker Solutions ASA	319,096
19,000	BG Group plc	326,955
45,600	BP plc	320,661
100,000	Gulf Keystone Petroleum Ltd.†	265,955
3,400	Imperial Oil Ltd.	138,965
10,100	Statoil ASA, ADR	248,662
2,300	Technip SA	235,912
19,000	Tullow Oil plc	355,677

	TOTAL ENERGY	2,211,883

	INFORMATION TECHNOLOGY — 3.9%
6,100	Canon Inc.	224,175
2,000	Keyence Corp.	614,478
600	Yahoo! Japan Corp.	276,793

	TOTAL INFORMATION TECHNOLOGY	1,115,446

	TOTAL COMMON STOCKS	29,003,185

	TOTAL INVESTMENTS — 100.0% (Cost $21,114,715)	$29,003,185

	Aggregate tax cost	$21,114,869

	Gross unrealized appreciation	$8,417,079
	Gross unrealized depreciation	(528,763)

	Net unrealized appreciation/depreciation	$7,888,316

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of the fair valued security amounted to $287,700 or 0.99% of total investments.

†	Non-income producing security.

ADR   American Depositary Receipt

NVDR Non-Voting Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	59.0%	$17,118,901
Japan	20.4	5,912,545
Asia/Pacific	16.7	4,830,860
South Africa	1.6	454,835
North America	1.4	420,089
Latin America	0.9	265,955

	100.0%	$29,003,185

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$ 373,463	$ 5,789,260	$ 6,162,723
Consumer Discretionary	—	5,520,594	5,520,594
Industrials	330,560	4,099,239	4,429,799
Materials	281,124	3,147,140	3,428,264
Health Care	—	3,253,332	3,253,332
Financials	—	2,881,144	2,881,144
Energy	387,627	1,824,256	2,211,883
Information Technology	—	1,115,446	1,115,446
Total Common Stocks	1,372,774	27,630,411	29,003,185
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,372,774	$27,630,411	$29,003,185

During the three months ended March 31, 2013, foreign common stock was transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during this period amounted to $467,773. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and a portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.
One Corporate Center
Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com
GABELLI.com
Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President, Secretary, and
Chief Executive Officer,	Acting Chief Compliance
GAMCO Investors, Inc.	Officer
Anthony J. Colavita	Agnes Mullady
President,	Treasurer
Anthony J. Colavita, P.C.
DISTRIBUTOR
Werner J. Roeder, MD	G.distributors, LLC
Medical Director,
Lawrence Hospital	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Anthonie C. van Ekris	DISBURSING AGENT
Chairman,	State Street Bank and Trust
BALMAC International, Inc.	Company
Salvatore J. Zizza	LEGAL COUNSEL
Chairman,	Paul Hastings LLP
Zizza & Associates Corp.

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q113QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2013

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/24/2013

* Print the name and title of each signing officer under his or her signature.